LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT	12 Months Ended
Dec. 31, 2024
LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT
LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT

NOTE 11 - LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT:

The Company’s pension liability and the Company’s liability for payment of severance pay for employees in Israel for whom the liability is within the scope of Section 14 of the Severance Pay Law, is covered by ongoing deposits with defined contribution plans. The amounts deposited are not included in the Statements of Financial Position.

The amounts charged as an expense with respect to defined contribution plans in 2024, 2023, and 2022 were $156,000, $206,000, and $261,000, respectively.